Document And Entity Information	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 18, 2024
Entity Registrant Name	DYNARESOURCE, INC.
Entity Central Index Key	0001111741
Entity Emerging Growth Company	false
Entity File Number	000-30371
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1589426
Entity Address, Address Line One	The Urban Towers
Entity Address, Address Line Two	222 W. Las Colinas Blvd.
Entity Address, Address Line Three	Suite 1910 - North Tower
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	869-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Description	On October 22, 2024, DynaResource, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing, among other things, that it had entered into certain privately negotiated stock purchase agreements with certain purchasers in connection with the sale of shares of its common stock. Copies of the stock purchase agreements were attached as exhibits to the Original 8-K. Subsequent to filing the Original 8-K, the Company discovered that it had inadvertently attached a version of Exhibit 10.2 to the Original 8-K which contained the incorrect identity of the named purchaser, and had included such incorrect identity in Item 1.01 of the Original 8-K and in Schedule A to Exhibit 10.1. The Company is filing this amendment to include the correct final version of Exhibit 10.2 and to reflect the correct purchaser name in Item 1.01 hereof and Schedule A to Exhibit 10.1.